Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt

10. Long-Term Debt

Long-term debt is listed below:

December 31,	2011		2010
(In thousands)	Outstanding Balance	Average Rate	Outstanding Balance	Average Rate
Total Federal Home Loan Bank advances by year of maturity:
2011	$-	-	$16,460	1.99%
2012	15,500	2.09%	15,500	2.09%
2013	75,500	1.11%	500	4.03%
2014	75,500	1.61%	500	4.23%
2015	51,000	2.00%	-	-
2016	1,000	2.05%	-	-
Thereafter	303,314	3.02%	302,342	3.02%
Total	$521,814	2.41%	$335,302	2.93%
Total broker repurchase agreements by year of maturity:
2016	$75,000	4.05%	$75,000	4.05%
Thereafter	225,000	4.03%	225,000	4.03%
Total	$300,000	4.04%	$300,000	4.04%
Other borrowings by year of maturity:
2011	$-	-	$63	7.97%
2012	69	7.97%	69	7.97%
2013	74	7.97%	74	7.97%
2014	81	7.97%	81	7.97%
2015	87	7.97%	87	7.97%
2016	94	7.97%	94	7.97%
Thereafter	963	7.97%	963	7.97%
Total	$1,368	7.97%	$1,431	7.97%
Total combined long-term debt by year of maturity:
2011	$-	-	$16,523	2.01%
2012	15,569	2.12%	15,569	2.12%
2013	75,574	1.11%	574	4.54%
2014	75,581	1.62%	581	4.75%
2015	51,087	2.01%	87	7.97%
2016	76,094	4.03%	75,094	4.05%
Thereafter	529,277	3.46%	528,305	3.46%
Total	$823,182	3.01%	$636,733	3.46%

Other borrowings consist of a capital lease obligation of $1.4 million, pertaining to an arrangement that was part of the acquisition of Vision on March 9, 2007 and its associated minimum lease payments. This capital lease is scheduled to be assumed by Centennial Bank, in connection with their acquisition of Vision's branches, in the first quarter of 2012.

Park had approximately $529.3 million of long-term debt at December 31, 2011 with a contractual maturity longer than five years. However, approximately $525 million of this debt is callable by the issuer in 2012.

At December 31, 2011 and 2010, Federal Home Loan Bank (FHLB) advances were collateralized by investment securities owned by the Corporation's subsidiary banks and by various loans pledged under a blanket agreement by the Corporation's subsidiary banks.

See Note 4 of these Notes to Consolidated Financial Statements for the amount of investment securities that are pledged. See Note 9 of these Notes to Consolidated Financial Statements for the amount of commercial real estate and residential mortgage loans that are pledged to the FHLB.